Trade Accounts Receivable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	R$ 4,463,146	R$ 4,078,882
Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	384,071	360,928
Residential Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	99,097	106,440
Industrial Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	69,950	77,038
Commercial Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	298,725	181,104
Rural Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	9,212	10,058
Public Entities Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	4,647	5,011
Public Lighting Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	419	454
Public Service Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	1,931	2,074
Adjustment to present value Account Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	R$ (99,910)	R$ (21,251)